Pension and Other Post-Retirement Benefits - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Plans	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Accumulated benefit obligation for pension plan	97,687	239
Net actuarial loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year			11	37
Expected employer contributions for next year			2,309	1,311